Provisions - Employee obligations - France - (Details) - France $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Changes in net defined benefit liability (asset) [abstract]
Percentage change in cost of provision	1	1
Change in obligation	$ 3,664	$ 3,970
Not later than one year
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,597
Later than one year and not later than two years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	977
Later than two years and not later than three years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,179
Later than three years and not later than four years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,329
Later than four years and not later than five years
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,007
Later than five years and not later than ten years [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	8,628
Ferro Pem S A S [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	29,768	29,733
Current service cost	1,678	1,834
Borrowing costs	470	383
Actuarial differences	(700)	(4,570)
Benefits paid	(1,818)	(1,471)
Exchange differences	(1,349)	3,859
Obligations at end of year	$ 28,049	$ 29,768